Summary of Significant Accounting Policies - Summary of Stock Options Outstanding Under Stock Option Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Shares Granted during the year	775,000
Number of Stock Options Outstanding, end of year	5,873,336
Employee Stock [Member]
Number of Shares Granted during the year	775,000
Non-Employee Stock [Member]
Number of Shares Granted during the year
2011 Stock Option Plan [Member]
Number of Stock Options Outstanding, beginning of year	4,036,669	4,570,002
Number of Shares Granted during the year	725,000	300,000
Number of Shares Exercised during the year	(650,000)	(685,000)
Number of Shares Forfeited during the year	(431,667)	(148,333)
Number of Stock Options Outstanding, end of year	3,680,002	4,036,669
Weighted Average Exercise Price Outstanding, beginning of year	$ 0.21	$ 0.40
Weighted Average Exercise Price, Granted	0.34	0.21
Weighted Average Exercise Price, Exercised	0.16	0.14
Weighted Average Exercise Price, Forfeited	0.26	0.39
Weighted Average Exercise Price Outstanding, end of year	$ 0.24	$ 0.21
2011 Stock Option Plan [Member] | Employee Stock [Member]
Number of Stock Options Outstanding, beginning of year	4,036,669	4,220,002
Number of Shares Granted during the year	725,000	300,000
Number of Shares Exercised during the year	(650,000)	(335,000)
Number of Shares Forfeited during the year	(431,667)	(148,333)
Number of Stock Options Outstanding, end of year	3,680,002	4,036,669
2011 Stock Option Plan [Member] | Non-Employee Stock [Member]
Number of Stock Options Outstanding, beginning of year		350,000
Number of Shares Granted during the year
Number of Shares Exercised during the year		(350,000)
Number of Shares Forfeited during the year
Number of Stock Options Outstanding, end of year
Stock Option Plan [Member]
Number of Stock Options Outstanding, beginning of year	2,443,334	2,483,334
Number of Shares Granted during the year	50,000
Number of Shares Exercised during the year		(40,000)
Number of Shares Forfeited during the year	(300,000)
Number of Stock Options Outstanding, end of year	2,193,334	2,443,334
Weighted Average Exercise Price Outstanding, beginning of year	$ 0.32	$ 0.36
Weighted Average Exercise Price, Granted	0.21
Weighted Average Exercise Price, Exercised		0.15
Weighted Average Exercise Price, Forfeited	0.08
Weighted Average Exercise Price Outstanding, end of year	$ 0.35	$ 0.32
Stock Option Plan [Member] | Employee Stock [Member]
Number of Stock Options Outstanding, beginning of year	466,667	466,667
Number of Shares Granted during the year	50,000
Number of Shares Exercised during the year
Number of Shares Forfeited during the year
Number of Stock Options Outstanding, end of year	516,667	466,667
Stock Option Plan [Member] | Non-Employee Stock [Member]
Number of Stock Options Outstanding, beginning of year	1,976,667	2,016,667
Number of Shares Granted during the year
Number of Shares Exercised during the year		(40,000)
Number of Shares Forfeited during the year	(300,000)
Number of Stock Options Outstanding, end of year	1,676,667	1,976,667